Restructuring Charge (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring charge (Textual) [Abstract]
Restructuring expenses	$ 0	$ 175,000	$ 3,250,000
Restructuring Reserve	$ 0	$ 0